Segments And Geographical Information (Tables)	12 Months Ended
Dec. 31, 2014
Segments and Geographical Information [Abstract]
Schedule of revenues gross profit and assets for the operating segments

	RFID and Mobile Solutions	Supply Chain Solutions	Not Allocated/ Intercompany	Consolidated

2014

Revenues	$11,328	$16,317	$(44)	$27,601
Gross profit	$2,868	$2,177	$-	$5,045
Assets related to segment	$9,596	$6,665	$-	$16,261

2013

Revenues	$10,451	$15,496	$(44)	$25,903
Gross profit	$2,882	$2,149	$-	$5,031
Assets related to segment	$10,476	$8,711	$-	$19,187

2012

Revenues	$8,894	$15,915	$(306)	$24,503
Gross profit	$2,345	$2,723	$-	$5,068
Assets related to segment	$8,558	$9,491	$-	$18,049

Schedule of total revenues and long-lived assets

	Year ended December 31,
	2014		2013		2012
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *)	revenues	assets *)	revenues	assets *)

America	$515	$-	$529	$-	$493	$-
Far East	3,296	-	3,130	-	1,985	-
Europe	1,624	-	1,896	-	1,178	-
Israel	22,141	556	20,334	689	20,806	963
Others	25	-	14	-	41	-

	$27,601	$556	$25,903	$689	$24,503	$963

*)	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).

Schedule of major customer data

	Year ended December 31,
	2014	2013	2012

Customer A (Supply Chain Segment)	13%	13%	15%